Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued expenses and other liabilities
Accrued vessel operating expenses and voyage expenses	$ 11,572	$ 11,794
Other accrued expenses	7,013	6,519
Total accrued expenses	$ 18,585	$ 18,313